5. DERIVATIVE LIABILITIES (Details - Fair value) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative liability, beginning balance	$ 273,170	$ 779,796
Fair value of expired warrant	(56,229)	(140)
Change in fair value of derivative liability	(150,870)	(542,834)
Foreign exchange effect on derivative liability	(11,445)	36,348
Derivative liability, ending balance	$ 54,626	$ 273,170